SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [X]

     Post-Effective Amendment No.  15        File No.  2-93363     [ ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  17                       File No.  811-4114    [X]

BABSON VALUE FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15 Kansas City, Missouri 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816) 471-5200

Larry D. Armel, President, BABSON VALUE FUND, INC.
2440 Pershing Road, G-15, Kansas City, Missouri  64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: March 31, 1997

It is proposed that this filing become effective:

X on March 31, 1997, pursuant to paragraph (b) of Rule 485

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended November 30, 1997, by January 30, 1998.

Please address inquiries         and a carbon copy of all
and communications to:           communications to:
     John G. Dyer, Esq.               Mark H. Plafker, Esq.
     Babson Value Fund, Inc.          Stradley, Ronon, Stevens & Young
     2440 Pershing Road, G-15         2600 One Commerce Square
     Kansas City, MO  64108           Philadelphia, PA  19103-7098
     Telephone: (816) 471-5200        Telephone:  (215) 564-8024

                       BABSON VALUE FUND, INC.

                        CROSS REFERENCE SHEET

Form N-1A Item Number                          Location in Prospectus

Item 1.   Cover Page . . . . . . . . . . . . . Cover Page

Item 2.   Synopsis . . . . . . . . . . . . . . Not Applicable

Item 3.   Condensed Financial Information  . . Per Share Capital and
                                               Income Changes

Item 4.   General Description of Registrant. . Investment Objective
                                               and Portfolio
                                               Management Policy

Item 5.   Management of the Fund . . . . . . . Officers and Directors;
                                               Management and
                                               Investment Counsel

Item 6.   Capital Stock and Other Securities . How to Purchase Shares;
                                               How to Redeem Shares;
                                               How Share Price is
                                               Determined; General
                                               Information and
                                               History; Dividends,
                                               Distributions and
                                               their Taxation

Item 7.   Purchase of Securities . . . . . . . Cover Page; How to
               being Offered                   Purchase Shares;
                                               Shareholder Services

Item 8.   Redemption or Repurcdhase  . . . . . How to Redeem Shares

Item 9.   Pending Legal Proceedings  . . . . . Not Applicable

                     BABSON VALUE FUND, INC.
                  CROSS REFERENCE SHEET (Continued)

                                               Location in Statement
                                               of Additional
Form N-1A Item Number                          Information

Item 10.  Cover Page . . . . . . . . . . . . . Cover Page

Item 11.  Table of Contents  . . . . . . . . . Cover Page

Item 12.  General Information and History  . . Investment Objectives
                                               and Policies;
                                               Management and
                                               Investment Counsel

Item 13.  Investment Objectives and Policies . Investment Objectives
                                               and Policies;
                                               Investment Restrictions

Item 14.  Management of the Fund . . . . . . . Management and
                                               Investment Counsel

Item 15.  Control Persons and Principal  . . . Management and
          Holders of Securities                Investment Counsel;
                                               Officers and Directors

Item 16.  Investment Advisory and other  . . . Management and
          Services                             Investment Counsel

Item 17.  Brokerage Allocation . . . . . . . . Portfolio Transactions

Item 18.  Capital Stock and Other Securities . General Information
                                               and History
(Prospectus);
                                               Financial Statements

Item 19.  Purchase, Redemption and Pricing . . How Share Purchases
          of Securities Being Offered          are Handled; Redemption
                                               of Shares
                                               Financial Statements

Item 20.  Tax Status . . . . . . . . . . . . . Dividends,
                                               Distributions and their
                                               Taxation (Prospectus)

Item 21.  Underwriters . . . . . . . . . . . . How the Fund's Shares
                                               are Distributed

Item 22. Calculation of Yield Quotations . . Performance Measures of Money Market Fund

Item 23.  Financial Statements . . . . . . . . Financial Statements

BABSON
VALUE
FUND


Prospectus
March 31, 1997


A no-load mutual fund
invested in common stocks
considered undervalued.


JONES & BABSON
MUTUAL FUNDS


PROSPECTUS
March 31, 1997


BABSON
VALUE FUND, INC.


Managed and Distributed By:
JONES & BABSON, INC.
2440 Pershing Road, Suite G-15
Kansas City, Missouri 64108


Toll-Free 1-800-4-BABSON
(1-800-422-2766)
In the Kansas City area 471-5200

Investment Counsel:
DAVID L. BABSON & CO. INC.
Cambridge, Massachusetts

INVESTMENT OBJECTIVE

A no-load mutual fund which seeks long-term growth of capital and income by investing in a diversified portfolio of common stocks which are considered to be undervalued in relation to earnings, dividends and/or assets. The Fund may be considered "contrarian" in nature in that the portfolio will typically include shares of companies that are relatively unpopular and out-of-favor with general investors. (For a definition of "contrarian," see page 5 of this prospectus.) This Fund is not intended to be a complete investment program. (For a discussion of risk factors see page 6 of this prospectus.)

PURCHASE INFORMATION
Minimum Investment


Initial Purchase                                $       1,000
Initial IRA and Uniform Transfers (Gifts)
        to Minors Purchases                     $       250
Subsequent Purchase:
        By Mail                                 $       100
	By Telephone Purchase (ACH)		$	100
        By Wire                                 $       1,000
All Automatic Monthly Purchases                 $       50


Shares are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 distribution charges. If you need further information, please call the Fund at the telephone numbers indicated.

ADDITIONAL INFORMATION

This prospectus should be read and retained for future reference. It contains the information that you should know before you invest. A "Statement of Additional Information" of the same date as this prospectus has been filed with the Securities and Exchange Commission and is incorporated by reference. Investors desiring additional information about the Fund may obtain a copy without charge by writing or calling the Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


TABLE OF CONTENTS                                               Page

Fund Expenses                                                   3
Financial Highlights                                            4
Investment Objective and Portfolio Management Policy		5
Repurchase Agreements                                           6
Risk Factors                                                    6
Investment Restrictions                                         7
Performance Measures                                            7
How to Purchase Shares                                          8
Initial Investments                                             8
Investments Subsequent to Initial Investment                    9
Telephone Investment Service                                    9
Automatic Monthly Investment Plan                               10
How to Redeem Shares                                            10
Systematic Redemption Plan                                      12
How to Exchange Shares Between Funds                            13
How Share Price is Determined                                   14
Officers and Directors                                          14
Management and Investment Counsel                               14
General Information and History                                 16
Dividends, Distributions and Their Taxation                     16
Shareholder Services                                            17
Shareholder Inquiries                                           18


BABSON VALUE FUND, INC.
FUND EXPENSES

Shareholder Transaction Expenses

        Maximum sales load imposed on purchases                 None
        Maximum sales load imposed on reinvested dividends      None
        Deferred sales load                                     None
        Redemption fee                                          None
        Exchange fee                                            None

Annual Fund Operation Expenses
(as a percentage of average net assets)


        Management fees                                         .95%
        12b-1 fees                                              None
        Other expenses                                          .01%
        Total Fund operating expenses                           .96%


You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:


	1 Year	3 Year	5 Year	10 Year
	$10	$31	$53	$118

The above information is provided in order to assist you in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. The expenses set forth above are for the fiscal year ended November 30, 1996. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS

The following financial highlights for each of the ten years in the period ended November 30, 1996, have been derived from audited financial statements of Babson Value Fund, Inc. Such information for each of the five years in the period ended November 30, 1996, should be read in conjunction with the financial statements of the Fund and the report of Ernst & Young LLP, independent auditors, appearing in the November 30, 1996, Annual Report to Shareholders which is incorporated by reference in this prospectus. The information for each of the five years in the period ended November 30, 1991, is not covered by the report of Ernst & Young LLP.

                                        1996    1995    1994    1993    1992    1991    1990     1989    1988    1987
Net asset value, beginning of year      $31.78  $25.19  $25.36  $22.24  $18.74  $16.20  $19.00   $16.85  $13.59  $15.04

  Income from investment operations:
        Net investment income           .553    .589    .562    .543    .649    .711    .770     .764    .636    .553
        Net gains or losses on
            securities (both realized
            and unrealized)             7.194   7.205   .577    3.932   3.565   2.539   (3.025)  2.226   2.656   (1.333)
  Total from investment operations      7.747   7.794   1.139   4.475   4.214   3.250   (2.255)  2.990   3.292   (.780)

  Less distributions:
        Dividends from net
            investment income           (.532)  (.60)   (.398)  (1.030) (.714)  (.710)  (.506)   (.760)  (.032)  (.630)
        Distributions from
            capital gains               (.345)  (.604)  (.911)  (.325)  -       -       (.039)   (.080)  -       (.040)
  Total distributions                   (.877)  (1.204) (1.309) (1.355) (.714)  (.710)  (.545)   (.840)  (.032)  (.670)

Net asset value, end of year            $38.65  $31.78  $25.19  $25.36  $22.24  $18.74  $16.20   $19.00  $16.85  $13.59

Total return                            24.91%  32.07%  4.51%   21.13%  23.29%  20.81%  (12.21)% 18.59%  24.27%  (5.36%)

Ratios/Supplemental Data
Net assets, end of year (in millions)   $764    $293    $120    $42     $34     $25     $22      $20     $10     $13
Ratio of expenses to average
    net assets                          .96%    .98%    .99%    1.00%   1.01%   1.01%   1.04%    1.06%   1.11%   1.08%
Ratio of net investment income to
    average net assets                  1.63%   2.12%   2.32%   2.34%   3.10%   3.82%   4.44%    4.10%   3.87%   3.31%
Portfolio turnover rate                 11%     6%      14%     26%     17%     31%     6%       17%     24%     52%
*Average commission paid per
    equity share traded                 $.0548  -       -       -       -       -       -        -       -       -

<F1>*Disclosure required for fiscal years beginning after September 1, 1995.


INVESTMENT OBJECTIVE AND
PORTFOLIO MANAGEMENT POLICY

Babson Value Fund's investment objective is to seek long-term growth of capital and income by investing principally in a diversified portfolio of common stocks which are considered to be undervalued in relation to earnings, dividends and/or assets. The Fund's investment objective and policy as described in this section will not be changed without approval of a majority of the Fund's outstanding shares.

The Fund intends to invest in stocks of companies which are rated "B-" or better in investment quality (growth and stability of earnings and dividends) by Standard & Poor's and/or "B" or better by Value Line in financial strength. (For a description of these ratings see "Description of Stock Ratings" in the "Statement of Additional Information.")

A stock will be considered to be undervalued if it is currently trading at a price below which the investment adviser believes it should be trading and therefore a superior potential investment based on one or more of the following comparisons:

1. 	price relative to earnings,
2.	price relative to dividends,
3.	price relative to assets as measured by book value.

Valuation levels as described above for each security will be compared to a large universe of stocks as selected by the investment adviser, as well as its own past history of valuation over several years. The universe will vary from time to time and may consist of as many as a thousand stocks. The holdings in the portfolio will be monitored regularly by the Fund's manager to determine that they continue to be relatively favorable investments. For a discussion of risk factors involved in investing in undervalued stocks, see "Risk Factors."

Investors' attitudes toward different kinds of companies tend to shift back and forth over time, from enthusiasm to pessimism and back to enthusiasm. The Fund may be considered to be "contrarian" in nature because of its primary focus on undervalued stocks, and typically its portfolio will consist of companies whose shares are relatively unpopular and out-of-favor, among investors generally, at the time of purchase. However, the portfolio will be restricted to companies which the Fund's investment counsel believes are sound businesses with good future potential and should, therefore, eventually gain greater investor favor.

Although individual stocks in the portfolio may be in any price range because value as determined by the investment adviser is relative rather than absolute, it is expected that the average price/earnings ratio of the stocks in the portfolio as a whole will be lower than that of the Standard & Poor's 500, that the average dividend yield on the investments will be higher than that of the S&P 500, and that the average price to book value ratio will be lower than that of the S&P
500. It is also anticipated that some of the companies in the portfolio may not be paying current dividends.

Except for necessary reserves including but not limited to reserves held to cover redemptions and unanticipated expenses, as determined by management, all assets will be invested in marketable securities composed principally of common stocks and securities convertible into common stocks. The reserves will be held in cash or high-quality, short-term debt obligations readily changeable into cash such as: (1) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks; (2) commercial paper of companies rated P-2 or higher by Moody's Investors Service, Inc. (Moody's) or A-2 or higher by Standard and Poor's Corporation (S&P), or if not rated by either Moody's or S&P, a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P; (3) short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P; (4) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation. (For additional information on ratings, see "Description of Commercial Paper Ratings" in the "Statement of Additional Information.")

Management believes, however, that there may be times when the shareholders' interests are best served by investing temporarily in preferred stocks, bonds or other defensive issues. It retains the freedom to administer the portfolio of the Fund accordingly when, in its judgment, economic and market conditions make such a course desirable. Normally, however, the Fund will maintain at least 80% of the portfolio in common stocks. There are no restrictions or guidelines regarding the investment of Fund assets in shares listed on an exchange or traded over-the-counter.

The Fund may also invest in issues of the United States treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks. For a discussion of these risks, see "Risk Factors Applicable to Repurchase Agreements."


There is no assurance that the Fund's objective of long-term growth of capital and income can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objective. Under normal circumstances, it is anticipated that it will not exceed 100% on an annual basis. For the fiscal years ended November 30, 1996, November 30, 1995 and November 30, 1994, the total dollar amount of brokerage commissions paid by the Fund and the annual portfolio turnover rate were as follows:

                                  Portfolio
        Fiscal    Brokerage       Turnover
        Year      Commissions     Rate

        1996      $669,271        11%
        1995      $243,470        6%
        1994      $184,842        14%


REPURCHASE AGREEMENTS

A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by the Fund.

The Fund will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Fund. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the total assets of the Fund.

RISK FACTORS

There are risks in investing in unpopular stocks since the factors causing the unpopularity may persist longer than expected at the time of purchase, or they may get worse. These factors may range from a reduction in earnings expectations to a major business problem. However, in the judgment of management, those risks are substantially mitigated by investing in stocks which are undervalued in the market in relation to earnings, dividends and/or assets.

Risk Factors
Applicable To
Repurchase Agreements

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

INVESTMENT RESTRICTIONS

In addition to the investment objective and portfolio management policies set forth under the caption "Investment Objective and Portfolio Management Policy," the Fund is subject to certain other restrictions which may not be changed without approval of the lesser of: (1) at least 67% of the voting securities present at a meeting if the holders of more than 50% of the outstanding securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Among these restrictions, the more important ones are that the Fund will not purchase the securities of any issuer if more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would hold more than 10% of any class of securities of such issuer; the Fund will not make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); and the Fund will not borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments; and provided further that any borrowings shall have asset coverage of at least 3 to 1. The Fund will not buy securities while borrowings are outstanding. The full text of these restrictions are set forth in the "Statement of Additional Information."

PERFORMANCE MEASURES

From time to time, the Fund may advertise its performance in various ways, as summarized below. Further discussion of these matters also appears in the "Statement of Additional Information." A discussion of Fund performance is included in the Fund's Annual Report to Shareholders which is available from the Fund upon request at no charge.

Total Return

The Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Performance Comparisons

In advertisements or in reports to shareholders, the Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. The Fund may compare its performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, or the Consumer Price Index. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and Barron's may also be used in comparing performance of the Fund. Performance comparisons should not be considered as representative of the future performance of any Fund. Further information regarding the performance of the Fund is contained in the "Statement of Additional Information."

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today, Fortune and Stanger's may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

HOW TO PURCHASE SHARES


Shares are purchased at net asset value (no sales charge) from the Fund through its agent, Jones & Babson, Inc., 2440 Pershing Road, Suite G-15, Kansas City, MO 64108. For information call toll free 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-5200. If an investor wishes to engage the services of any other broker to purchase (or redeem) shares of the Fund, a fee may be charged by such broker. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.


You do not pay a sales commission when you buy shares of the Fund. Shares are purchased at the Fund's net asset value (price) per share next effective after a purchase order and payment have been received by the Fund. In the case of certain institutions which have made satisfactory payment arrangements with the Fund, orders may be processed at the net asset value per share next effective after a purchase order has been received by the Fund.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs. The Fund reserves the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Fund sustains a loss as the result of failure by a purchaser to make payment, the Fund's underwriter, Jones & Babson, Inc. will cover the loss.

INITIAL INVESTMENTS

Initial investments - By mail. You may open an account and make an investment by completing and signing the application which accompanies this prospectus. Make your check ($1,000 minimum unless your purchase is pursuant to an IRA or the Uniform Transfers (Gifts) to Minors Act in which case the minimum initial purchase is $250) payable to UMB Bank, n.a. Mail your application and check to:


Babson Value Fund, Inc.
2440 Pershing Road, Suite G-15
Kansas City, Missouri 64108


Initial investments - By wire. You may purchase shares of the Fund by wiring funds ($1,000 minimum) through the Federal Reserve Bank to the custodian, UMB Bank, n.a. Prior to sending your money, you must call the Fund toll free 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-5200 and provide it with the identity of the registered account owner, the registered address, the Social Security or Taxpayer Identification Number of the registered owner, the amount being wired, the name and telephone number of the wiring bank and the person to be contacted in connection with the order. You will then be provided a Fund account number, after which you should instruct your bank to wire the specified amount, along with the account number and the account registration to:

UMB Bank, n.a.
	Kansas City, Missouri, ABA #101000695
For Babson Value Fund, Inc./
	AC=987032-6213
OBI=(Assigned Fund number and name in
	which registered.)

A completed application must be sent to the Fund as soon as possible so the necessary remaining information can be recorded in your account. Payment of redemption proceeds will be delayed until the completed application is received by the Fund.

INVESTMENTS SUBSEQUENT TO
INITIAL INVESTMENT


You may add to your Fund account at any time in amounts of $100 or more if purchases are made by mail, $1,000 or more if purchases are made by wire, or $100 or more if purchases are made by telephone purchase (ACH). Automatic monthly investments must be in amounts of $50 or more.


Checks should be mailed to the Fund at its address, and make them payable to UMB Bank, n.a. Always identify your account number or include the detachable reminder stub which accompanies each confirmation.

Wire share purchases should include your account registration, your account number and the Babson Fund in which you are purchasing shares. It also is advisable to notify the Fund by telephone that you have sent a wire purchase order to the bank.

TELEPHONE INVESTMENT SERVICE


To use the Telephone Investment Service, you must first establish your Fund account and authorize telephone orders in the application form, or, subsequently, on a special authorization form provided upon request. If you elect the Telephone Investment Service, you may purchase Fund shares by telephone and authorize the Fund to draft your checking account ($100 minimum) for the cost of the shares so purchased. You will receive the next available price after the Fund has received your telephone call. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.


The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

AUTOMATIC MONTHLY
INVESTMENT PLAN


You may elect to make monthly investments in a constant dollar amount from your checking account ($50 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. If the date selected falls on a day upon which the Fund shares are not priced, investment will be made on the first date thereafter upon which Fund shares are priced. The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.


The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

HOW TO REDEEM SHARES


The Fund will redeem shares at the price (net asset value per share) effective after receipt of a redemption request in "good order." (See "How Share Price is Determined"). Shares can be redeemed by written request or if previously authorized by telephone toll free 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-5200.

All telephone requests to redeem shares, the proceeds of which are to be paid by check, made within 30 days of our receipt of an address change (including requests to redeem that accompany an address change) must be in writing. The request must be signed by each person in whose name the shares are owned, and all signatures must be guaranteed.

In each instance you must comply with the general requirements relating to all redemptions as well as with specific requirements set out for the particular redemption method you select. If you wish to expedite redemptions by using the telephone/telegraph privilege, you should carefully note the special requirements and limitations relating to these methods. If an investor wishes to engage the services of any other broker to redeem (or purchase) shares of the Fund, a fee may be charged by such broker.


Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries, and others who hold shares in a representative or nominee capacity, such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.


Requests which are subject to special conditions or which specify an effective date other than as provided herein cannot be accepted. All redemption requests must be transmitted to the Fund at 2440 Pershing Road, Suite G-15, Kansas City, Missouri 64108. The Fund will redeem shares at the price (net asset value per share) next computed after receipt of a redemption request in "good order." (See "How Share Price is Determined.")


The Fund will endeavor to transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the third business day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

Redemptions will not become effective until all documents in the form required have been received. In the case of redemption requests made within 15 days of the date of purchase, the Fund will delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase. You can avoid the possibility of delay by paying for all of your purchases with a transfer of federal funds.


Signature Guarantees are required in connection with all redemptions of $50,000 or more by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by the Fund in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. Signature(s) must be guaranteed by an "eligible Guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or
(3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.

Signature guarantees will be waived for mail redemptions of $50,000 or less, but they will be required if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s), or where there appears to be a pattern of redemptions designed to circumvent the signature guarantee requirement, or where the Fund has other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.


The right of redemption may be suspended or the date of payment postponed beyond the normal three-day period when the New York Stock Exchange is closed or under emergency circumstances as determined by the Securities and Exchange Commission. Further, the Fund reserves the right to redeem its shares in kind under certain circumstances. If shares are redeemed in kind, the shareholder may incur brokerage costs when converting into cash. Additional details are set forth in the "Statement of Additional Information."


Due to the high cost of maintaining smaller accounts, the Board of Directors has authorized the Fund to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

Withdrawal By Mail - Shares may be redeemed by mailing your request to the Fund. To be in "good order" the request must include the following:

A written request for redemption, together with an endorsed share certificate where a certificate has been issued, must be received by the Fund in order to constitute a valid tender for redemption. For authorization of redemptions by a corporation, it will also be necessary to have an appropriate certified copy of resolutions on file with the Fund before a redemption request will be considered in "good order." In the case of certain institutions which have made satisfactory redemption arrangements with the Fund, redemption orders may be processed by facsimile or telephone transmission at net asset value per share next effective after receipt by the Fund.

(1)	A written redemption request or stock assignment (stock power)
containing the genuine signature of each registered owner exactly as the shares are registered, with clear identification of the account by registered name(s) and account number and the number of shares or the dollar amount to be redeemed;

(2)	any outstanding stock certificates representing shares to be redeemed;

(3)	signature guarantees as required (see Signature Guarantees); and

(4)	any additional documentation which the Fund may deem necessary to insure a genuine redemption.

Withdrawal By Telephone or Telegraph - You may withdraw any amount ($1,000 minimum if wired) or more by telephone toll free 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-5200, or by telegram to the Fund's address. Telephone/telegraph redemption authorization signed by all registered owners with signatures guaranteed must be on file with the Fund before you may redeem by telephone or telegraph. Funds will be sent only to the address of record. The signature guarantee requirement may be waived by the Fund if the request for this redemption method is made at the same time the initial application to purchase shares is submitted.

All communications must include the Fund's name, your account number, the exact registration of your shares, the number of shares or dollar amount to be redeemed, and the identity of the bank and bank account (name and number) to which the proceeds are to be wired. This procedure may only be used for non-certificated shares held in open account. For the protection of shareholders, your redemption instructions can only be changed by filing with the Fund new instructions on a form obtainable from the Fund which must be properly signed with signature(s) guaranteed.

Telephone or telegraph redemption proceeds may be transmitted to your pre-identified bank account. Requests received prior to 4:00 P.M. (Eastern Time), normally will be wired the following business day. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control. If your request is received during the day thereafter, proceeds normally will be wired on the second business day following the day of receipt of your request. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds, but this charge may be reduced or waived in connection with certain accounts. The Fund reserves the right to change this policy or to refuse a telephone or telegraph redemption request or require additional documentation to assure a genuine redemption, and, at its option, may pay such redemption by wire or check and may limit the frequency or the amount of such request. The Fund reserves the right to terminate or modify any or all of the services in connection with this privilege at any time without prior notice. Neither the Fund nor Jones & Babson, Inc. assumes responsibility for the authenticity of withdrawal instructions, and there are provisions on the authorization form limiting their liability in this respect.


SYSTEMATIC REDEMPTION PLAN

If you own shares in an open account valued at $10,000 or more, and desire to make regular monthly or quarterly withdrawals without the necessity and inconvenience of executing a separate redemption request to initiate each withdrawal, you may enter into a Systematic Withdrawal Plan by completing forms obtainable from the Fund. For this service, the manager may charge you a fee not to exceed $1.50 for each withdrawal. Currently the manager assumes the additional expenses arising out of this type of plan, but it reserves the right to initiate such a charge at any time in the future when it deems it necessary. If such a charge is imposed, participants will be provided 30 days notice.

Subject to a $50 minimum, you may withdraw each period a specified dollar amount. Shares also may be redeemed at a rate calculated to exhaust the account at the end of a specified period of time.

Dividends and capital gains distributions must be reinvested in additional shares. Under all withdrawal programs, liquidation of shares in excess of dividends and distributions reinvested will diminish and may exhaust your account, particularly during a period of declining share values.

You may revoke or change your plan or redeem all of your remaining shares at any time. Withdrawal payments will be continued until the shares are exhausted or until the Fund or you terminate the plan by written notice to the other.


HOW TO EXCHANGE SHARES
BETWEEN FUNDS

Shareholders may exchange their Fund shares, which have been held in open account for 15 days or more, and for which good payment has been received, for identically registered shares of any other Fund in the Babson or Buffalo Fund Group which is legally registered for sale in the state of residence of the investor, except Babson Enterprise Fund, Inc., provided that the minimum amount exchanged has a value of $1,000 or more and meets the minimum investment requirement of the Fund or Portfolio into which it is exchanged.


Effective at the close of business on January 31, 1992, the Directors of the Babson Enterprise Fund, Inc. took action to limit the offering of that Fund's shares. Babson Enterprise Fund, Inc. will not accept any new accounts, including IRAs and other retirement plans, until further notice, nor will Babson Enterprise Fund accept transfers from shareholders of other Babson Funds, who were not shareholders of record of Babson Enterprise Fund at the close of business on January 31, 1992. Investors may want to consider purchasing shares in Babson Enterprise Fund II, Inc. as an alternative.

To authorize the Telephone/Telegraph Exchange Privilege, all registered owners must sign the appropriate section on the original application, or the Fund must receive a special authorization form, provided upon request. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time and without prior notice under any circumstances where continuance of these privileges would be detrimental to the Fund or its shareholders such as an emergency, or where the volume of such activity threatens the ability of the Fund to conduct business, or under any other circumstances, upon 60 days written notice to shareholders. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.


Exchanges by mail may be accomplished by a written request properly signed by all registered owners identifying the account, the number of shares or dollar amount to be redeemed for exchange, and the Babson or Buffalo Fund into which the account is being transferred.

If you wish to exchange part or all of your shares in the Fund for shares of another Fund or Portfolio in the Babson or Buffalo Fund Group, you should review the prospectus of the Fund to be purchased, which can be obtained from Jones & Babson, Inc. Any such exchange will be based on the respective net asset values of the shares involved. Any exchange between Funds involves the sale of an asset. Unless the shareholder account is tax-deferred, this is a taxable event.


HOW SHARE PRICE IS DETERMINED

In order to determine the price at which new shares will be sold and at which issued shares presented for redemption will be liquidated, the net asset value per share is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors sets at least annually, except on days on which changes in the value of portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or customary holidays. For a list of the holidays during which the Fund is not open for business, see "How Share Price is Determined" in the "Statement of Additional Information."

The price at which new shares of the Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 4:00 P.M. (Eastern Time), except on those days when the Fund is not open for business.

The per share calculation is made by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation.

Each security listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

OFFICERS AND DIRECTORS

The officers of the Fund manage its day-to-day operations. The Fund's manager and its officers are subject to the supervision and control of the Board of Directors. A list of the officers and directors of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth in the "Statement of Additional Information."

MANAGEMENT AND INVESTMENT COUNSEL

Jones & Babson, Inc. was founded in 1960. It organized the Fund in 1984, and acts as its manager and principal underwriter. Pursuant to the current Management Agreement, Jones & Babson, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; remuneration of officers, directors and other personnel; rent; shareholder services, including the maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration.

Not considered normal operating expenses, and therefore payable by the Fund, are taxes, interest, governmental charges and fees, including registration of the Fund and its shares with the Securities and Exchange Commission and the Securities Departments of the various States, brokerage costs, dues, and all extraordinary costs and expenses including but not limited to legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which the Fund, its officers or directors may be subject or a party thereto.

As a part of the Management Agreement, Jones & Babson, Inc. employs at its own expense David L. Babson & Co. Inc. as its investment counsel to assist in the investment advisory function. David L. Babson & Co. Inc. is an investment counseling firm founded in 1940. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of the services of David L. Babson & Co. Inc. is included in the fee of Jones & Babson, Inc. The Management Agreement limits the liability of the manager and its investment counsel, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence, or reckless disregard of their duties. Roland W. Whitridge has been the manager of Babson Value Fund since its inception in 1984. He is a Chartered Financial Analyst. He joined David L. Babson & Co. in 1974, and has over 30 years of investment management experience.

As compensation for all the foregoing services, the Fund pays Jones & Babson, Inc. a fee at the annual rate of 95/100 of one percent (.95%) of average daily net assets.


The annual fee charged by Jones & Babson, Inc. is higher than the fees of most other investment advisers whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the Fund. Yet, it compares favorably with these other advisers when all expenses to Fund shareholders are taken into account. Jones & Babson, Inc. pays David L. Babson & Co. Inc. a fee of 35/100 of one percent (.35%) of the average daily total net assets, which is computed daily and paid semimonthly. The total expenses of the Fund for the fiscal year ended November 30, 1996, amounted to 96/100 of one percent (.96%) of the average net assets.


Certain officers and directors of the Fund are also officers or directors or both of other Babson Funds, Jones & Babson, Inc. or David
L. Babson & Co. Inc.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America. Mediobanca is a 5% owner of Generali.

David L. Babson & Co. Inc. is a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company headquartered in Springfield,
Massachusetts. Massachusetts Mutual Life Insurance Company is an insurance organization founded in 1851 and is considered to be a controlling person of David L. Babson & Co. Inc., under the Investment Company Act of 1940.


The current Management Agreement between the Fund and Jones & Babson, Inc., which includes the Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Co. Inc., will continue in effect until October 31, 1997, and will continue automatically for successive annual periods ending each October 31 so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Fund, and, provided also that such continuance is approved by the vote of a majority of the directors who are not parties to the Agreements or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. Both Agreements provide that either party may terminate by giving the other 60 days written notice. The Agreements terminate automatically if assigned by either party.


GENERAL INFORMATION AND HISTORY


The Fund, incorporated in Maryland on July 24, 1984, has a present authorized capitalization of 50,000,000 shares of $1 par value common stock. All shares are of the same class with like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund; and
(2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Fund may create other series of stock but will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights.


Non-cumulative voting - These shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Maryland Statutes permit registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. There are procedures whereby the shareholders may remove directors. These procedures are described in the "Statement of Additional Information" under the caption "Officers and Directors." The Fund has adopted the appropriate provisions in its By-Laws and may not, at its discretion, hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of any investment advisory agreement; (3) ratification of the selection of independent auditors; and (4) approval of a distribution plan. As a result, the Fund does not intend to hold annual meetings.

The Fund may use the name "Babson" in its name so long as Jones & Babson, Inc. is continued as manager and David L. Babson & Co. Inc. as its investment counsel. Complete details with respect to the use of the name are set out in the Management Agreement between the Fund and Jones & Babson, Inc.

This prospectus omits certain of the information contained in the registration statement filed with the Securities and Exchange
Commission, Washington, D.C. These items may be inspected at the offices of the Commission or obtained from the Commission upon payment of the fee prescribed.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

The Fund pays dividends from net investment income quarterly, usually in March, June, September and December. Distribution from capital gains realized on the sale of securities, if any, will be declared annually on or before December 31. Dividend and capital gains distributions will be reinvested automatically in additional shares at the net asset value per share next computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application, or by written instructions filed with the Fund, to have them paid in cash.

The Fund has qualified and intends to continue to qualify for taxation as a "regulated investment company" under the Internal Revenue Code so that the Fund will not be subject to federal income tax to the extent that it distributes its income to its shareholders. Dividends, either in cash or reinvested in shares, paid by the Fund from net investment income will be taxable to shareholders as ordinary income, and will generally qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by the Fund from domestic (U.S.) sources. The Fund will send to shareholders a statement each year advising the amount of the dividend income which qualifies for such treatment.

Whether paid in cash or additional shares of the Fund, and regardless of the length of time Fund shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. Shareholders are notified annually by the Fund as to federal tax status of dividends and distributions paid by the Fund. Such dividends and distributions may also be subject to state and local taxes.

Exchange and redemption of Fund shares are taxable events for federal income tax purposes. Shareholders may also be subject to state and municipal taxes on such exchanges and redemptions. You should consult your tax adviser with respect to the tax status of distributions from the Fund in your state and locality.

The Fund intends to declare and pay dividends and capital gains distributions so as to avoid imposition of the federal excise tax. To do so, the Fund expects to distribute during each calendar year an amount equal to: (1) 98% of its calendar year ordinary income; (2) 98% of its capital gains net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending each November 30; and (3) 100% of any undistributed ordinary or capital gain net income from the prior calendar year. Dividends declared in October, November or December and made payable to shareholders of record in such a month are deemed to have been paid by the Fund and received by shareholders on December 31 of such year, so long as the dividends are actually paid before February 1 of the following year.

To comply with IRS regulations, the Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Application, or on a separate form supplied by the Fund, that their Social Security or Taxpayer Identification Number provided is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding.

The federal income tax status of all distributions will be reported to shareholders each January as a part of the annual statement of shareholder transactions. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL
INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUND.

SHAREHOLDER SERVICES

The Fund and its manager offer shareholders a broad variety of services described throughout this prospectus. In addition, the following services are available:


Automatic Monthly Investment - You may elect to make monthly investments in a constant dollar amount from your checking account ($50 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request.


Automatic Reinvestment - Dividends and capital gains distributions may be reinvested automatically, or shareholders may elect to have dividends paid in cash and capital gains reinvested, or to have both paid in cash.


Telephone Investments - You may make investments of $100 or more by telephone if you have authorized such investments in your application, or, subsequently, on a special authorization form provided upon request. See "Telephone Investment Service."

Automatic Exchange - You may exchange shares from your account ($100 minimum) in any of the Babson Funds to an identically registered account in any other fund in the Babson or Buffalo Group except Babson Enterprise Fund, Inc. according to your instructions. Monthly exchanges will be continued until all shares have been exchanged or until you terminate the Automatic Exchange authorization. A special authorization form will be provided upon request.


Transfer of Ownership - A shareholder may transfer shares to another shareholder account. The requirements which apply to redemptions apply to transfers. A transfer to a new account must meet initial investment requirements.

Systematic Redemption Plan - Shareholders who own shares in open account valued at $10,000 or more may arrange to make regular withdrawals without the necessity of executing a separate redemption request to initiate each withdrawal.

Sub-Accounting - Keogh and corporate tax qualified retirement plans, as well as certain other investors who must maintain separate participant accounting records, may meet these needs through services provided by the Fund's manager, Jones & Babson, Inc. Investment minimums may be met by accumulating the separate accounts of the group. Although there is currently no charge for sub-accounting, the Fund and its manager reserve the right to make reasonable charges for this service.

Prototype Retirement Plans - Jones & Babson, Inc. offers a defined contribution prototype plan - The Universal Retirement Plan- which is suitable for all who are self-employed, including sole proprietors, partnerships, and corporations. The Universal Prototype includes both money purchase pension and profit-sharing plan options.


Individual Retirement Accounts - Also available is an Individual
Retirement Account (IRA). The IRA uses the    IRS model form of plan and
provides an excellent way to accumulate a retirement fund which will earn tax-deferred dollars until withdrawn. An IRA may also be used to defer taxes on certain distributions from employer-sponsored retirement plans. You may contribute up to $2,000 of compensation each year ($4,000 if a spousal IRA is established), some or all of which may be deductible. Consult your tax adviser concerning the amount of the tax deduction, if any.


Simplified Employee Pensions (SEPs) - The Jones & Babson IRA may be used with IRS Form 5305 - SEP to establish a SEP-IRA, to which the self-employed individual may contribute up to 15% of net earned income or $30,000, whichever is less. A SEP-IRA offers the employer the ability to make the same level of deductible contributions as a Profit-Sharing Plan with greater ease of administration, but less flexibility in plan coverage of employees.

SHAREHOLDER INQUIRIES

Telephone inquiries may be made toll free to the Fund, 1-800-4-BABSON (1-800-422-2766), or in the Kansas
City area 471-5200.

Shareholders may address written inquiries to the Fund at:


Babson Value Fund, Inc.
2440 Pershing Road, Suite G-15
Kansas City, MO 64108


INDEPENDENT AUDITORS

ERNST & YOUNG LLP
Kansas City, Missouri

LEGAL COUNSEL

STRADLEY, RONON, STEVENS & YOUNG
Philadelphia, Pennsylvania
JOHN G. DYER
Kansas City, Missouri

CUSTODIAN

UMB BANK, n.a.
Kansas City, Missouri

TRANSFER AGENT

JONES & BABSON, INC.
Kansas City, Missouri


EQUITIES
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

FIXED INCOME
Bond Trust
Money Market Fund
Tax-Free Income Fund

* Closed to new investors.

JONES & BABSON
MUTUAL FUNDS

2440 Pershing Road
Kansas City, MO 64108-2561
816-471-5200

1-800-4-BABSON
(1-800-422-2766)

http://www.jbfunds.com

PART B

BABSON VALUE FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION


March 31, 1997

This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated March 31, 1997. To obtain the Prospectus please call the Fund toll-free 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-5200.

TABLE OF CONTENTS

	Investment Objective and Policies	2
	Portfolio Transactions	2
	Investment Restrictions	2
	Performance Measures	4
	How the Fund's Shares are Distributed	4
	How Share Purchases are Handled	4
	Redemption of Shares	5
	Signature Guarantees	5
	Management and Investment Counsel	6
	How Share Price is Determined	6
	Officers and Directors	6
	Custodian	8
	Independent Auditors	9
	Other Jones & Babson Funds	9
	Description of Stock Ratings	10
	Description of Commercial Paper Ratings	11
	Financial Statements	11


INVESTMENT OBJECTIVE AND POLICIES

	The following policies supplement the Fund's investment objective and policies set forth in the Prospectus.

PORTFOLIO TRANSACTIONS

	Decisions to buy and sell securities for the Fund are made by Jones & Babson, Inc. pursuant to recommendations by David L. Babson & Co. Inc.
Officers of the Fund and Jones & Babson, Inc. are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities. In instances where securities are purchased on a commission basis, the Fund will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

	The Fund, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Fund does not intend to solicit competitive bids on each transaction.

	The Fund believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates.
Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Fund, when acting on its behalf, as well as for any research or other services provided to the Fund.
Substantially all of the portfolio transactions are through brokerage firms which are members of the New York Stock Exchange which is typically the most active market in the size of the Fund's transactions and for the types of securities predominant in the Fund's portfolio. When buying securities in the over-the-counter market, the Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Fund normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services.
However, the Fund reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

	No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Directors of the Fund and Jones & Babson, Inc.

	Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, it may place portfolio orders with qualified broker-dealers who recommend the Fund to other clients, or who act as agents in the purchase of the Fund's shares for their clients.

	Research services furnished by broker-dealers may be useful to the Fund manager and its investment counsel in serving other clients, as well as the Fund.
Conversely, the Fund may benefit from research services obtained by the manager or its investment counsel from the placement of portfolio brokerage of other clients.

	When it appears to be in the best interests of its shareholders, the Fund may join with other clients of the manager and its investment counsel in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

INVESTMENT RESTRICTIONS

	In addition to the investment objective and portfolio management policies set forth in the Prospectus under the caption "Investment Objective and Portfolio Management Policy," the following restrictions also may not be changed without approval of the "holders of a majority of the outstanding shares" of the Fund.

	The Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase
(a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities;
(3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan
(the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' con-tinuous operations; (10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1;
(13) make itself or its assets liable for the indebtedness of others; or (14) invest in securities which are assessable or involve unlimited liability.

	In addition to the fundamental investment restric-tions set out above, in order to comply with the law or regulations of various States, the Fund will not engage in the following practices: (1) invest in securities which are not readily marketable or in securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange;
(2) write put or call options; (3) invest in oil, gas and other mineral leases or arbitrage transactions; (4) purchase or sell real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate); or (5) purchase securities of issuers which the company is restricted from selling to the public without registration under the Securities Act of 1933, including Rule 144(a) securities.

	Certain states also require that the Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets may be warrants which are not listed on the New
York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value for purposes of this limitation.

PERFORMANCE MEASURES

Total Return

The Fund's "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

P(1+T)n	=	ERV

Where:	P	=	a hypothetical initial payment
of $1000

	T	=	average annual total return

	n	=	number of years

	ERV	=	Ending Redeemable Value of a
hypothetical $1000 payment
made at the beginning of the
1, 5, or 10 year (or other)
periods at the end of the 1,5,
or 10 year (or other) periods
(or fractional portions
thereof);

	The table below shows the average total return for the Fund for the specified periods.


For the one year 12/1/95-11/30/96	24.91%

For the five years 12/1/91-11/30/96	20.82%

For the ten years 12/1/86-11/30/96	14.31%

From commencement of 	16.20%
operation to 11/30/96*

__________________________________________

*	The Fund commenced operation
December 21, 1984.

HOW THE FUND'S SHARES ARE
DISTRIBUTED

	Jones & Babson, Inc., as agent of the Fund, agrees to supply its best efforts as sole distributor of the Fund's shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges.


	Jones & Babson, Inc. does not receive any fee or other compensation under the distribution agreement which continues in effect until October 31, 1997, and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Fund's Board of Directors, including a majority of those Directors who are not parties to such Agreements or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.


	Jones & Babson, Inc. also acts as sole distributor of the shares for David L. Babson Growth Fund,
Inc., D.L. Babson Bond Trust, D.L. Babson Money
Market Fund, Inc., D.L. Babson Tax-Free Income
Fund, Inc., Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., Shadow Stock Fund, Inc.,
Babson-Stewart Ivory International Fund, Inc., Scout
Stock Fund, Inc., Scout Bond Fund, Inc., Scout
Money Market Fund, Inc., Scout Tax-Free Money
Market Fund, Inc., Scout Regional Fund, Inc., Scout
WorldWide Fund, Inc., Scout Balanced Fund, Inc.,
Buffalo Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc. and Buffalo USA
Global Fund, Inc.

HOW SHARE PURCHASES ARE HANDLED

	Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

	Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

	Normally, the shares which you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

	If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

	The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs.

REDEMPTION OF SHARES

	The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by the Fund's Board of Directors under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock
Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

	The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How
Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

SIGNATURE GUARANTEES

	Signature guarantees normally reduce the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss. Signature guarantees are required in connection with all redemptions of $50,000 or more by mail or changes in share registration, except as provided in the Prospectus.

	Signature guarantees must appear together with the signature(s) of the registered owner(s), on:

(1)	a written request for redemption;

(2)	a separate instrument of assignment, which
        should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers); or

(3)	all stock certificates tendered for redemption.

MANAGEMENT AND
INVESTMENT COUNSEL

	As a part of the Management Agreement, Jones &
Babson, Inc. employs at its own expense David L.
Babson & Co. Inc., as its investment counsel.  David
L. Babson & Co. Inc. was founded in 1940 as a private investment research and counseling organization. On June 30, 1995, David L. Babson &
Co. Inc. became a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company.
David L. Babson & Co. Inc. serves individual, corporate and other institutional clients. It participates with Jones & Babson in the management of nine Babson no-load mutual funds.


	The aggregate management fees paid to Jones &
Babson, Inc. during the most recent fiscal year ended
November 30, 1996, and from which Jones &
Babson, Inc. paid all the Fund's expenses except those payable directly by the Fund, were $4,586,127.
The annual fee charged by Jones & Babson, Inc.
covers all normal operating costs of the Fund.

	David L. Babson & Co. Inc. has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of the services of David
L. Babson & Co. Inc. is included in the services of Jones & Babson, Inc. During the most recent fiscal year ended November 30, 1996, Jones & Babson,
Inc. paid David L. Babson & Co. Inc. a fee amounting to $1,691,238.


HOW SHARE PRICE IS DETERMINED

	The net asset value per share of the Fund portfolio is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors of the Fund sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or the following holidays:

New Year's Day	January 1
Presidents' Holiday	Third Monday
	in February
Good Friday	Friday before Easter
Memorial Day	Last Monday
	in May
Independence Day	July 4
Labor Day	First Monday
	in September
Thanksgiving Day	Fourth Thursday
	 in November
Christmas Day	December 25

OFFICERS AND DIRECTORS

	The Fund is managed by Jones & Babson, Inc.
subject to the supervision and control of the Board of Directors. The following table lists the Officers and Directors of the Fund. Unless noted otherwise, the address of each Officer and Director is 2440
Pershing Road, Suite G-15, Kansas City, Missouri
64108. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.

*	Larry D. Armel, President and Director.
President and Director, Jones & Babson, Inc.,
David L. Babson Growth Fund, Inc., D.L. Babson
Money Market Fund, Inc., D.L. Babson Tax-Free
Income Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Shadow Stock
Fund, Inc., Babson-Stewart Ivory International
Fund, Inc., Scout Stock Fund, Inc. , Scout Bond
Fund, Inc., Scout Money Market Fund, Inc., Scout
Tax-Free Money Market Fund, Inc., Scout
Regional Fund, Inc., Scout WorldWide Fund,
Inc.,Scout Balanced Fund, Inc., Buffalo Balanced
Fund, Inc., Buffalo Equity Fund, Inc., Buffalo
High Yield Fund, Inc., Buffalo USA Global Fund,
Inc.; President and Trustee of D.L. Babson Bond
Trust.

__________________________________________


*	Directors who are interested persons as that
term is defined in the Investment Company Act of 1940, as amended.

Francis C. Rood, Director.
Retired, 6429 West 92nd Street, Overland Park,
Kansas 66212.  Formerly, Group Vice President-
Administration, Hallmark Cards, Inc.; Director,
David L. Babson Growth Fund, Inc.,  D. L. Babson
Money Market Fund, Inc., D.L. Babson Tax-Free
Income Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Shadow Stock
Fund, Inc.; Buffalo Balanced Fund, Inc., Buffalo
Equity Fund, Inc., Buffalo High Yield Fund, Inc.,
Buffalo USA Global Fund, Inc.; Trustee of D.L.
Babson Bond Trust.

William H. Russell, Director.
Financial consultant, 645 West 67th Street, Kansas
City, Missouri 64113; Director, David L. Babson
Growth Fund, Inc.,  D.L. Babson Money Market
Fund, Inc., D.L. Babson Tax-Free Income Fund,
Inc., Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., Shadow Stock Fund, Inc.,
Babson-Stewart Ivory International Fund, Inc.;
Buffalo Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc., Buffalo USA
Global Fund, Inc.; Trustee of D.L. Babson Bond
Trust.

H. David Rybolt, Director.
Consultant, HDR Associates, P.O. Box 2468,
Shawnee Mission, Kansas 66202; Director, David L.
Babson Growth Fund, Inc., D.L. Babson Money
Market Fund, Inc., D.L. Babson Tax-Free Income
Fund, Inc., Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., Shadow Stock Fund, Inc.;
Buffalo Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc., Buffalo USA
Global Fund, Inc.; Trustee of D.L. Babson Bond
Trust.

P. Bradley Adams, Vice President and Treasurer.
Vice President and Treasurer, Jones & Babson, Inc.,
David L. Babson Growth Fund, Inc., D.L. Babson
Money Market Fund, Inc., D.L. Babson Tax-Free
Income Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Shadow Stock
Fund, Inc., Babson-Stewart Ivory International Fund,
Inc., D.L. Babson Bond Trust; Scout Stock Fund,
Inc., Scout Bond Fund, Inc., Scout Money Market
Fund, Inc., Scout Tax-Free Money Market Fund,
Inc., Scout Regional Fund, Inc., Scout WorldWide
Fund, Inc., Scout Balanced Fund, Inc.; Buffalo
Balanced Fund, Inc., Buffalo Equity Fund, Inc.,
Buffalo High Yield Fund, Inc., Buffalo USA Global
Fund, Inc.


Elizabeth L. Allwood, Vice President and
Assistant Secretary.
Assistant Vice President and Assistant Secretary,
Jones & Babson, Inc. Vice President and Assistant
Secretary, David L. Babson Growth Fund, Inc., D.L.
Babson Money Market Fund, Inc., D.L. Babson Tax-
Free Income Fund, Inc., Babson Enterprise Fund,
Inc., Babson Enterprise Fund II, Inc., Babson-
Stewart Ivory International Fund, Inc., D.L. Babson
Bond Trust, Scout Stock Fund, Inc., Scout Bond
Fund, Inc., Scout Money Market Fund, Inc., Scout
Tax-Free Money Market Fund, Inc., Scout Regional
Fund, Inc., Scout WorldWide Fund, Inc., Scout
Balanced Fund, Inc., Buffalo Balanced Fund, Inc.,
Buffalo Equity Fund, Inc., Buffalo High Yield Fund,
Inc., Buffalo USA Global Fund, Inc.


Michael A. Brummel, Vice President, Assistant
Secretary and Assistant Treasurer.
Vice President, Jones & Babson, Inc., David L.
Babson Growth Fund, Inc., D.L. Babson Money
Market Fund, Inc., D.L. Babson Tax-Free Income
Fund, Inc., Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., Shadow Stock Fund, Inc.,
Babson-Stewart Ivory International Fund, Inc., D.L.
Babson Bond Trust; Vice President, Assistant
Secretary and Assistant Treasurer, Scout Stock Fund,
Inc., Scout Bond Fund, Inc., Scout Money Market
Fund, Inc., Scout Tax-Free Money Market Fund,
Inc., Scout Regional Fund, Inc., Scout WorldWide
Fund, Inc., Scout Balanced Fund, Inc.; Buffalo
Balanced Fund, Inc., Buffalo Equity Fund, Inc.,
Buffalo High Yield Fund, Inc., Buffalo USA Global
Fund, Inc.

Martin A. Cramer, Vice President and Secretary.
Vice President and Secretary, Jones & Babson, Inc.,
David L. Babson Growth Fund, Inc., D.L. Babson
Money Market Fund, Inc., D.L. Babson Tax-Free
Income Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Shadow Stock
Fund, Inc., Babson-Stewart Ivory International Fund,
Inc., D.L. Babson Bond Trust; Scout Stock Fund,
Inc., Scout Bond Fund, Inc., Scout Money Market
Fund, Inc., Scout Tax-Free Money Market Fund,
Inc., Scout Regional Fund, Inc., Scout WorldWide
Fund, Inc., Scout Balanced Fund, Inc.; Buffalo
Balanced Fund, Inc., Buffalo Equity Fund, Inc.,
Buffalo High Yield Fund, Inc., Buffalo USA Global
Fund, Inc.


Constance E. Martin, Vice President.
Assistant Vice President, Jones & Babson, Inc. Vice
President, David L. Babson Growth Fund, Inc., D.L.
Babson Money Market Fund, Inc., D.L. Babson Tax-
Free Income Fund, Inc., Babson Enterprise Fund,
Inc., Babson Enterprise Fund II, Inc., Babson-
Stewart Ivory International Fund, Inc., D.L. Babson
Bond Trust, Scout Stock Fund, Inc., Scout Bond
Fund, Inc., Scout Money Market Fund, Inc., Scout
Tax-Free Money Market Fund, Inc., Scout Regional
Fund, Inc., Scout WorldWide Fund, Inc., Scout
Balanced Fund, Inc., Buffalo Balanced Fund, Inc.,
Buffalo Equity Fund, Inc., Buffalo High Yield Fund,
Inc., Buffalo USA Global Fund, Inc.


Roland W. Whitridge, Vice President-Portfolio.
Sr. Vice President and Director, David L. Babson &
Co. Inc., One Memorial Drive, Cambridge,
Massachussetts 02142; Vice President-Portfolio,
Shadow Stock Fund, Inc.


Remuneration of Officers and Directors. None of the officers or directors will be remunerated by the Fund for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by Jones & Babson, Inc.
under the provisions of the Management Agreement.

COMPENSATION TABLE


                              Pension or         Estimated     Total
                Aggregate     Retirement         Annual        Compensation
Name of         Compensation  Benefits Accrued   Benefits      From All Babson
Director        From each     As Part of Fund    Upon          Funds Paid to
                Fund          Expenses           Retirement    Directors**
______________  ____________ ________________   __________    _____________
Larry D. Armel*     --             --            --           --
Francis C. Rood     $7,250         --            --           $7,250
William H. Russell  $7,250         --            --           $7,500
H. David Rybolt     $7,250         --            --           $7,250

______________  ____________ ________________   ___________   _____________

* As an "interested director," Mr. Armel received no compensation for his services as a director.
**	The amounts reported in this column reflect the total compensation paid to each director for his services as a director of nine Babson Funds during the fiscal year ended June 30, 1996. Directors fees are paid by the Funds' manager and not by the Funds themselves.


	Messrs. Rood, Russell and Rybolt have no financial interest in, nor are they affiliated with, either Jones & Babson, Inc. or David L. Babson &
Co. Inc.

	The Audit Committee of the Board of Directors is composed of Messrs. Rood, Russell and Rybolt.

	The Officers and Directors of the Fund as a group own less than 1% of the Fund.

	The Fund will not hold annual meetings except as required by the Investment Company Act of 1940 and other applicable laws. The Fund is a Maryland corporation. Under Maryland law, a special meeting of stockholders of the Fund must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting. The Fund has undertaken that its Directors will call a meeting of stockholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Fund will assist shareholder communications in such matters.

CUSTODIAN

	The Fund's assets are held for safekeeping by an independent custodian, UMB Bank, n.a. This means the bank, rather than the Fund, has possession of the Fund's cash and securities. The custodian bank is not responsible for the Fund's investment management or administration. But, as directed by the Fund's officers, it delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses.
The custodian is compensated for its services by the manager. There is no charge to the Fund.

INDEPENDENT AUDITORS

	The Fund's financial statements are audited annually by independent auditors approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification. Ernst & Young LLP, One Kansas
City Place, 1200 Main Street, Suite 2000, Kansas
City, Missouri 64105, is the Fund's present independent auditors.

	Reports to shareholders will be published at least semiannually.

OTHER JONES & BABSON FUNDS

	The Fund is one of nine no-load funds comprising the Babson Mutual Fund Group managed by Jones &
Babson, Inc. in association with its investment counsel, David L. Babson & Co. Inc. The other funds are:

EQUITY FUNDS

DAVID L. BABSON GROWTH FUND, INC.
was organized in 1960, with the objective of long-term growth of both capital and dividend income through investment in the common stocks of well-managed companies which have a record of long term above-average growth of both earnings and dividends.

BABSON ENTERPRISE FUND, INC. was
organized in 1983, with the objective of long-term growth of capital by investing in a diversified portfolio of common stocks of smaller, faster-growing companies with market capital of $15 million to $300 million at the time of purchase.
This Fund is intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above-average risk in anticipation of greater rewards. This Fund is currently closed to new shareholders.

BABSON ENTERPRISE FUND II, INC. was
organized in 1991, with the objective of long-term growth of capital by investing in a diversified portfolio of common stocks of smaller, faster-growing companies which at the time of purchase are considered by the Investment Adviser to be realistically valued in the smaller company sector of the market. This Fund is intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above-average risk in anticipation of greater rewards.

SHADOW STOCK FUND, INC. was organized
in 1987, with the objective of long-term growth of capital that can be exposed to above-average risk in anticipation of greater-than-average rewards. The
Fund expects to reach its objective by investing in small company stocks called "Shadow Stocks," i.e., stocks that combine the characteristics of "small stocks" (as ranked by market capitalization) and "neglected stocks" (least held by institutions and least covered by analysts).

BABSON-STEWART IVORY INTERNATIONAL
FUND, INC. was organized in 1987, with the objective of seeking a favorable total return (from market appreciation and income) by investing primarily in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks) of established companies whose primary business is carried on outside the United States.

FIXED INCOME FUNDS

D. L. BABSON BOND TRUST was organized in
1944, and has been managed by Jones & Babson, Inc. since 1972, with the objective of a high level of current income and reasonable stability of principal.
It offers two portfolios - Portfolio L and Portfolio S.

D. L. BABSON MONEY MARKET FUND,
INC. was organized in 1979, to provide investors the opportunity to manage their money over the short term by investing in high-quality short-term debt instruments for the purpose of maximizing income to the extent consistent with safety of principal and maintenance of liquidity. It offers two portfolios - Prime and Federal. Money market funds are neither insured nor guaranteed by the U.S. Government and there is no assurance that the funds will maintain a stable net asset value.

D. L. BABSON TAX-FREE INCOME FUND,
INC. was organized in 1979, to provide
shareholders the highest level of regular income exempt from federal income taxes consistent with investing in quality municipal securities. It offers three separate high-quality portfolios (including a money market portfolio) which vary as to average length of maturity. Income from the Tax-Free
Money Market portfolio may be subject to state and local taxes, as well as the Alternative Minimum
Tax.


BUFFALO FUNDS

	Jones & Babson also sponsors and manages the Buffalo Group of Mutual Funds. They are:

BUFFALO BALANCED FUND, INC. was
organized in 1994, with the objective of long-term capital growth and high current income through investing in common stocks and secondarily by investing in convertible bonds, preferred stocks and convertible preferred stocks.

BUFFALO EQUITY FUND, INC. was
organized in 1994, with the objective of long-term capital appreciation to be achieved primarily by investment in common stocks. Realization of dividend income is a secondary consideration.

BUFFALO HIGH YIELD FUND, INC. was
organized in 1994, with the objective of a high level of current income and secondarily, capital growth by investing primarily in high-yielding fixed income securities.

BUFFALO USA GLOBAL FUND, INC. was
organized in 1994, with the objective of capital growth by investing in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations.


	A prospectus for any of the Funds may be obtained from Jones & Babson, Inc., 2440 Pershing Road,
Suite G-15, Kansas City, Missouri 64108.

	Jones & Babson, Inc. also sponsors seven mutual funds which especially seek to provide services to customers of affiliate banks of UMB Financial
Corporation.  They are: Scout Stock Fund, Inc.,
Scout Bond Fund, Inc., Scout Money Market Fund,
Inc., Scout Tax-Free Money Market Fund, Inc.,
Scout Regional Fund, Inc., Scout WorldWide Fund,
Inc. and Scout Balanced Fund, Inc.

DESCRIPTION OF STOCK RATINGS

	Standard & Poor's Earnings and Dividend
Rankings for Common Stocks (S&P) - Growth and
stability of earnings and dividends are deemed key
elements in establishing Standard & Poor's earnings
and dividend rankings for common stocks.  Basic
scores are computed for earnings and dividends, then
adjusted by a set of predetermined modifiers for
growth, stability within long-term trend, and
cyclically.  Adjusted scores for earnings and
dividends are then combined to yield a final score.
The final score is measured against a scoring matrix
determined by an analysis of the scores of a large
and representative sample of stocks.  The rankings
are:
A+		Highest
A		High
A-		Above Average
B+		Average
B		Below Average
B-		Lower
C		Lowest
D		In Reorganization

	Value Line Ratings of Financial Strength - The financial strength of each of the companies reviewed by Value Line is rated relative to all the others. The ratings are:

A++	The very highest relative financial strength.
A+	Excellent financial position relative to other
companies.
A	High grade relative financial strength.
B++	Superior financial health on a relative basis.
B+	Very good relative financial structure.
B	Good overall relative financial structure.
C++	Satisfactory finances relative to other
companies.
C+	Below-average relative financial position.
C	Poorest financial strength relative to other
major companies.

	The ratings are based upon computer analysis of a number of key variables that determine: (a) financial leverage, (b) business risk and (c) company size plus the judgment of their analysts and senior editors regarding factors that cannot be quantified across-the-board for all stocks. The primary variables that are indexed and studied include equity coverage of debt, equity coverage of intangibles, "quick ratio" accounting methods, variability of return, quality of fixed charge coverage, stock price stability and company size.

DESCRIPTION OF COMMERCIAL
PAPER RATINGS

Moody's . . . Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime - 1	Highest Quality
Prime - 2	Higher Quality
Prime - 3	High Quality

	The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)	evaluation of the management of the issuer;

(2)	economic evaluation of the issuer's industry
or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3)	evaluation of the issuer's products in relation
to competition and customer acceptance;

(4)	liquidity;

(5)	amount and quality of long-term debt;

(6)	trend of earnings over a period of ten years;

(7)	financial strength of a parent company and
relationships which exist with the issuer; and

(8)	recognition by the management of
obligations which may be present or may
arise as a result of public interest questions and preparations to meet such obligations.

	S&P . . . Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

"A"  	Issues assigned this highest rating are
regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

"A-1"	This designation indicates that the degree of
safety regarding timely payment is very
strong.

"A-2"	Capacity for timely payment on issues with
this designation is strong. However, the relative degree of safety is not as overwhelming.

"A-3"	Issues carrying this designation have a
satisfactory capacity for timely payment.
They are, however, somewhat more
vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B"	Issues rated "B" are regarded as having only
an adequate capacity for timely payment.
Furthermore, such capacity may be
damaged by changing conditions or short-term adversities.

"C"  	This rating is assigned to short-term debt
obligations with a doubtful capacity for payment.

"D" 	This rating indicates that the issuer is either
in default or is expected to be in default upon maturity.

FINANCIAL STATEMENTS


	The audited financial statements of the Fund which are contained in the November 30, 1996, Annual Report to Shareholders are incorporated herein by reference.

                             PART C

                        OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements:

               Herewith are all financial statements and exhibits filed as a part of this registration statement:

               Included in Part A - Prospectus:

                    Per Share Capital and Income Changes

               Included in Part B - Statement of Additional
                                    Information:

                    The audited financial statements contained in the most recent Annual Report to Shareholders of Babson Value Fund, Inc., are incorporated by reference into Part B of this Registration Statement.

               Included in Part C - Other Information

                    Consent of Independent Public Accountants

          (b)  *(1) (a)  Registrant's Articles of Incorporation

                    (b)  Articles Supplementary

               *(2)  Registrant's By-laws

                (3) Not applicable, because there is no voting
                    trust agreement

               *(4) Specimen copy of each security to be issued
                    by the registrant

               *(5) (a)  Form of Management Agreement between
                         Jones & Babson, Inc. and the Registrant

                    (b)  Form of Investment Counsel Agreement
                         between Jones & Babson, Inc. and David
                         L. Babson & Co. Inc.

               *(6) Form of principal Underwriting Agreement
                    between Jones & Babson, Inc. and the
                    Registrant

                (7) Not applicable, because there are no pension,
                    bonus or other agreements for the benefit of directors and officers

               *(8) Form of Custodian Agreement between
                    Registrant and United Missouri Bank of Kansas
                    City, N.A.

                (9) There are no other material contracts not
                    made in the ordinary course of business
                    between the Registrant and others

               (10) Opinion and consent of counsel as to the
                    legality of the registrant's securities being registered. (To be supplied annually pursuant to Rule 24f-2 of the Investment
                    Company Act of 1940.)

               (11) The consent of Ernst & Young, Independent
                         Public Accountants.

               (12) Not applicable.

              *(13) Form of letter from contributors of initial
                    capital to the Registrant that purchase was made for investment purposes without any present intention of redeeming or selling.

              *(14) Copies of the model plan used in the
                    establishment of any retirement plan in
                    conjunction with which Registrant offers its securities.

               (15) Not applicable.

              *(16) Schedule for computation of performance
                    quotations.

              *(17) Copies of Powers of Attorney pursuant to Rule
                    402(c).

             * Previously filed on Form N-1A and herein
               incorporated by reference.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE
          REGISTRANT.

          NONE

Item 26.  NUMBER OF HOLDERS OF SECURITIES.


         The number of record holders of each class of securities of the Registrant as of March 14, 1997, is as follows:

               (1)                           (2)
          Title of class          Number of Record Holders

           Common Stock                      28,050
           Value Portfolio


Item 27.  INDEMNIFICATION.

          Under the terms of the Maryland General Corporation Law and the company's By-laws, the company shall indemnify any person who was or is a director, officer, or employee of the company to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made

          (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the company as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

         (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

          No indemnification will be provided by the company to any director or officer of the company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

          The principal business of Jones & Babson, Inc. is the management of the Babson family of mutual funds. It also has expertise in the tax and pension plan field. It supervises a number of prototype and profit-sharing plan programs sponsored by various organizations eligible to be prototype plan sponsors.

          The principal business of David L. Babson & Co., Inc. is to provide investment counsel and advice to a wide variety of clients. David L. Babson & Co. Inc. and its affiliates have $4 billion under management, of which $2.4 billion is securities and $1.6 billion is real estate.

Item 29.  PRINCIPAL UNDERWRITERS.

          (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for the David L. Babson Growth Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., D.L. Babson Bond Trust, UMB Stock Fund, Inc., UMB Bond Fund, Inc., UMB Money Market Fund, Inc., UMB Tax-Free Money Market Fund, Inc. and UMB Heartland Fund, Inc.

          (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

Name and Principal  Position and Offices   Positions and Offices
_Business Address_  __with Underwriter__   ___with Registrant___

     Stephen S. Soden    Chairman            None
     BMA Tower           and Director
     One Penn Valley Park
     Kansas City, MO   64141

     Larry D. Armel      President and       President and
     Three Crown Center  Director            Director
     2440 Pershing Road
     Kansas City, MO 64108

     Giorgio Balzer      Director            None
     BMA Tower
     One Penn Valley Park
     Kansas City, MO   64141


     Robert T. Rakich    Director            None
     BMA Tower
     One Penn Valley Park
     Kansas City, MO   64141


     Edward S. Ritter    Director            None
     BMA Tower
     One Penn Valley Park
     Kansas City, MO   64141

     Robert N. Sawyer    Director            None
     BMA Tower
     One Penn Valley Park
     Kansas City, MO   64141

     Vernon W. Voorhees  Director            None
     BMA Tower
     One Penn Valley Park
     Kansas City, MO   64141

     P. Bradley Adams    Vice President      Vice President
     Three Crown Center  and Treasurer       and Treasurer
     2440 Pershing Road, G-15
     Kanasas City, Missouri  64108

     Michael A Brummel   Vice President      Vice President
     Three Crown Center
     2440 Pershing Road, G-15
     Kanasas City, Missouri  64108

     Martin A. Cramer         Vice President Vice President
     Three Crown Center       and Secretary  and Secretary
     2440 Pershing Road, G-15
     Kanasas City, Missouri  64108


     Elizabeth L. Allwood     Asst. Vice     Vice President
     Three Crown Center       President      & Asst. Secretary
     2440 Pershing Road, G-15 Asst Secretary
     Kanasas City, Missouri  64108

     Constance E. Martin      Asst. Vice     Vice President
     Three Crown Center       President
     2440 Pershing Road, G-15
     Kanasas City, Missouri  64108


          (c) The principal underwriter does not receive any remuneration or compansation for the duties or services rendered to the Registrant pursuant to the principal underwriting Agreement.

Item 30.  LOCATION_OF_ACCOUNTS_AND_RECORDS.

          Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder is in the physical possession of Jones & Babson, Inc., at Three Crown Center, 2440 Pershing Road, G-15, Kansas City, Missouri 64108.

Item 31.  MANAGEMENT_SERVICES.

          All management services are covered in the management agreement between the Registrant and Jones & Babson, Inc., which are discussed in Parts A and B.

Item 32.  DISTRIBUTION_EXPENSES.

          Not applicable.

Item 33.  UNDERTAKINGS.

          Registrant undertakes that, if requested to do so by the holders of at least 10% of the registrant;s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by
          Section 16(c) of the Investment Company Act of 1940, as amended.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 14th day of March, 1997.

                               BABSON VALUE FUND, INC.
                        ________________________________________
                                       (Registrant)

                        By  Larry D. Armel
                           (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #15 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Larry D. Armel      President,               March 14, 1997
Larry D. Armel      Principal Executive
                    Officer, and Director

H. David Rybolt     Director                 March 14, 1997
H. David Rybolt*

William H. Russell  Director                 March 14, 1997
William H. Russell*

Francis C. Rood     Director                 March 14, 1997
Francis C. Rood*

P. Bradley Adams    Treasurer and            March 14, 1997
P. Bradley Adams    Principal Financial
                    and Accounting Officer

                        *Signed pursuant to Power of Attorney


                         By Larry D. Armel
                            Attorney-in Fact

                   REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain dis-closures which would render it ineligible to become effective pur-suant to paragraph (b) of Rule 485 under the Securities Act of 1933.

John G. Dyer              Attorney            March 14, 1997
John G. Dyer